Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Beginning balance	€ 13,251	€ 12,309
Provision	2,956	1,878
Utilizations and other changes	(13)	(936)
Ending balance	€ 16,194	€ 13,251